SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and the rules and regulations of the United States Securities and Exchange Commission (the “Commission” or the “SEC”). It is management’s opinion that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation.

As the acquisition of HUMBL resulted in the owners of HUMBL gaining control over the combined entity after the transaction, and the shareholders of Tesoro Enterprises, Inc. continuing only as passive investors, the transaction was not considered a business combination under the ASC. Instead, this transaction was considered to be a capital transaction of the legal acquiree (HUMBL) and was equivalent to the issuance of shares by HUMBL for the net monetary assets of Tesoro Enterprises, Inc. accompanied by a recapitalization. As a result, all historical balances are those of HUMBL as they are the accounting acquirer.

Under generally accepted accounting principles of the United States, any excess of the fair value of the shares issued by HUMBL over the value of the net monetary assets of Tesoro Enterprises, Inc. is recognized as a reduction of equity. There was no excess of fair value in this transaction.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and the rules and regulations of the United States Securities and Exchange Commission (the “Commission” or the “SEC”). It is management’s opinion that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation.

As the acquisition of HUMBL resulted in the owners of HUMBL gaining control over the combined entity after the transaction, and the shareholders of Tesoro Enterprises, Inc. continuing only as passive investors, the transaction was not considered a business combination under the ASC. Instead, this transaction was considered to be a capital transaction of the legal acquiree (HUMBL) and was equivalent to the issuance of shares by HUMBL for the net monetary assets of Tesoro Enterprises, Inc. accompanied by a recapitalization. As a result, all historical balances are those of HUMBL as they are the accounting acquirer.

Under generally accepted accounting principles of the United States, any excess of the fair value of the shares issued by HUMBL over the value of the net monetary assets of Tesoro Enterprises, Inc. is recognized as a reduction of equity. There was no excess of fair value in this transaction.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of HUMBL, Inc. and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. HUMBL, Inc. holds 100% of Tickeri, Monster and Ixaya. The Company formed additional subsidiaries that are inactive and have no activity for future use.

The Company applies the guidance of Topic 805 Business Combinations of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”).

For Tickeri, Monster, BizSecure and Ixaya, the Company accounted for these acquisitions as business combinations and the difference between the consideration paid and the net assets was applied to goodwill as there were no identifiable intangible assets acquired.

Principles of Consolidation

The consolidated financial statements include the accounts of HUMBL, Inc. and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. HUMBL, Inc. holds 100% of Tickeri and Monster. The Company formed two additional subsidiaries in Singapore and Australia that are inactive and have no activity.

The Company applies the guidance of Topic 805 Business Combinations of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”).

For Tickeri and Monster, the Company accounted for these acquisitions as business combinations and the difference between the consideration paid and the net assets was applied to goodwill as there were no identifiable intangible assets acquired.

Reclassification

Reclassification

The Company has reclassified certain amounts in the 2021 financial statements to comply with the 2022 presentation. These principally relate to classification of certain expenses and liabilities. The reclassifications had no impact on total net loss or net cash flows for the three months ended March 31, 2021.

Reclassification

The Company has reclassified certain amounts in the 2020 financial statements to comply with the 2021 presentation. These principally relate to classification of certain expenses and liabilities. The reclassifications had no impact on total net loss or net cash flows for the year ended December 31, 2020.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. These estimates include, but are not limited to, management’s estimate of provisions required for permanent and temporary differences related to income taxes, liabilities to accrue, estimates of the fair value of goodwill and determination of the fair value of stock awards. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. These estimates include, but are not limited to, management’s estimate of provisions required for permanent and temporary differences related to income taxes, liabilities to accrue, estimates of the fair value of goodwill and determination of the fair value of stock awards. Actual results could differ from those estimates.

Cash

Cash and Restricted Cash

Cash consists of cash and demand deposits with an original maturity of three months or less. The Company holds no cash equivalents as of March 31, 2022 and December 31, 2021, respectively. The Company maintains cash balances in excess of the FDIC insured limit at a single bank.

In 2022, the Company established a service to their HUMBL Pay app users. The service enables HUMBL Pay app users the ability through a Company maintained digital asset wallet with Wyre (“Wyre”) to purchase digital assets (cryptocurrency). As it can take 5 to 8 business days to physically settle funds in the Wyre wallet, there may be delays in digital assets being received by customers and the delivery of BLOCKS in a BitGo wallet (“BitGo”). BitGo is a third-party custodian service that provides the custody for the customers’ BLOCKS. These timing differences occur, and on March 31, 2022, we had an unfunded liability of $219,733 related to the purchase of BLOCKS that had not yet been settled. The Company has restricted their cash in the same amount of this liability. As of May 6, 2022, the entire liability has been settled and all BLOCKS have been delivered to the customers.

The BitGo account is not the Company’s account; however represents the pool of all BLOCKS held by and allocated to HUMBL Pay users accounts. The users may choose to transfer the purchased BLOCKS to their individual wallets outside of HUMBL and as of March 31, 2022, approximately 25% of those users did transfer their BLOCKS.

Cash

Cash consists of cash and demand deposits with an original maturity of three months or less. The Company holds no cash equivalents as of December 31, 2021 and 2020, respectively. The Company maintains cash balances in excess of the FDIC insured limit at a single bank.

Fixed Assets and Long-Lived Assets

Fixed Assets and Long-Lived Assets

ASC 360 requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company has adopted Accounting Standard Update (“ASU”) 2017-04 Intangibles – Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment.

The Company reviews recoverability of long-lived assets on a periodic basis whenever events and changes in circumstances have occurred which may indicate a possible impairment. The assessment for potential impairment is based primarily on the Company’s ability to recover the carrying value of its long-lived assets from expected future cash flows from its operations on an undiscounted basis. If such assets are determined to be impaired, the impairment recognized is the amount by which the carrying value of the assets exceeds the fair value of the assets.

Fixed assets and intangible assets with finite useful lives are stated at cost less accumulated amortization and impairment. Intangible assets with infinite lives, such as digital currency are valued at costs and reviewed for indicators of impairment at least annually, or more depending on circumstances.

The Company assesses the impairment of identifiable intangibles whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Company considers to be important which could trigger an impairment review include the following:

1. Significant underperformance relative to expected historical or projected future operating results;

2. Significant changes in the manner of use of the acquired assets or the strategy for the overall business; and

3. Significant negative industry or economic trends.

When the Company determines that the carrying value of intangibles may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

Fixed Assets and Long-Lived Assets

ASC 360 requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company has adopted Accounting Standard Update (“ASU”) 2017-04 Intangibles – Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment.

The Company reviews recoverability of long-lived assets on a periodic basis whenever events and changes in circumstances have occurred which may indicate a possible impairment. The assessment for potential impairment is based primarily on the Company’s ability to recover the carrying value of its long-lived assets from expected future cash flows from its operations on an undiscounted basis. If such assets are determined to be impaired, the impairment recognized is the amount by which the carrying value of the assets exceeds the fair value of the assets.

Fixed assets and intangible assets with finite useful lives are stated at cost less accumulated amortization and impairment. Intangible assets with infinite lives, such as digital currency are valued at costs and reviewed for indicators of impairment at least annually, or more depending on circumstances.

The Company assesses the impairment of identifiable intangibles whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Company considers to be important which could trigger an impairment review include the following:

1. Significant underperformance relative to expected historical or projected future operating results;

2. Significant changes in the manner of use of the acquired assets or the strategy for the overall business; and

3. Significant negative industry or economic trends.

When the Company determines that the carrying value of intangibles may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

Revenue Recognition

Revenue Recognition

The Company accounts for a contract with a customer that is within the scope of this Topic only when the five steps of revenue recognition under ASC 606 are met.

The five core principles will be evaluated for each service provided by the Company and is further supported by applicable guidance in ASC 606 to support the Company’s recognition of revenue.

The Company accounts for revenues based on the verticals in which they were earned. The four principal verticals in which the Company operates today are HUMBL Mobile Wallet, HUMBL Marketplace, HUMBL Financial and HUMBL Blockchain Services.

HUMBL Mobile Wallet (formerly HUMBL Pay)

The Company is anticipated to earn transaction revenues primarily from fees charged to merchants and consumers on a transaction basis through the Company’s mobile application. These fees may have a fixed and/or variable component. The variable component is generally a percentage of the value of the payment amount and is known at the time the transaction is processed. For a portion of our transactions, the variable component of the fee is eligible for reimbursement when the underlying transaction is approved for a refund. The Company may estimate the amount of fee refunds that will be processed each quarter and record a provision against the net revenues. The volume of activity processed on the platform, which results in transaction revenue, is referred to as Total Payment Volume (“TPV”).

The Company will earn additional fees on transactions where currency conversion is performed, when cross-border transactions are enabled (i.e., transactions where the merchant and consumer are in different countries), to facilitate the instant transfer of funds for customers from their HUMBL account to their debit card or bank account, and other miscellaneous fees. The Company will rely on third party partners to perform all money transmission services.

The Company may earn revenues from other value-added services, which are comprised primarily of revenue earned through partnerships, referral fees, subscription fees, gateway fees, ticketing, peer-to-peer payments and other services that will be provided to merchants and consumers. These contracts typically have one performance obligation which is provided and recognized over the term of the contract.

The transaction price is generally fixed and known at the end of each reporting period; however, for some agreements, it may be necessary to estimate the transaction price using the expected value method. The Company is expected to record revenue earned in revenues from other value-added services on a net basis when they are considered the agent with respect to processing transactions.

HUMBL Marketplace

The Company recognizes revenue when they transfer control of promised goods or services to customers in an amount that reflects the consideration to which is expected to be entitled in exchange for those goods or services. Revenue is recognized net of any taxes collected, which are subsequently remitted to governmental authorities.

Net transaction revenues

The net transaction revenues will primarily include final value fees, feature fees, including fees to promote listings, and listing fees from sellers in our Marketplace. The net transaction revenues will also include store subscription and other fees often from large enterprise sellers. The net transaction revenues are reduced by incentives provided to customers.

The Company has identified one performance obligation to sellers on the Marketplace platform, which is to connect buyers and sellers on the secure and trusted Marketplace platforms. Final value fees are recognized when an item is sold on a Marketplace platform, satisfying this performance obligation. There may be additional services available to Marketplace sellers, mainly to promote or feature listings, that are not distinct within the context of the contract.

Accordingly, fees for these additional services are recognized when the single performance obligation is satisfied. Promoted listing fees are recognized when the item is sold and feature and listing fees are recognized when an item is sold, or when the contract expires.

Further, to drive traffic to the platform, the Company will provide incentives to buyers and sellers in various forms including discounts on fees, discounts on items sold, coupons and rewards. Evaluating whether a promotion or incentive is a payment to a customer may require significant judgment. Promotions and incentives which are consideration payable to a customer are recognized as a reduction of revenue at the later of when revenue is recognized or when the incentive is paid or promise to be paid. Promotions and incentives to most buyers on our Marketplace platforms, to whom there is no performance obligation, are recognized as sales and marketing expense. In addition, there may be credits provided to customers when certain fees are refunded. Credits are accounted for as variable consideration at contract inception when estimating the amount of revenue to be recognized when a performance obligation is satisfied to the extent that it is probable that a significant reversal of revenue will not occur and updated as additional information becomes available.

Ticketing Revenues

The Company with the acquisition of Tickeri and launch of HUMBL Tickets recognizes revenues from their ticketing services primarily from service fees, commissions and payment processing fees charged at the time a ticket for an event is sold. We also derive revenues from providing certain creators with account management services and customer support. Our customers are primarily event creators who use our platform to sell tickets to attendees. Revenue is recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration we receive in exchange for those goods or services. We allocate the transaction price by estimating a standalone selling price for each performance obligation using a cost plus a margin approach. For service fees and payment processing fees, revenue is recognized when the ticket is sold. For account management services and customer support, revenue is recognized over the period from the date of the sale of the ticket to the date of the event.

We evaluate whether it is appropriate to recognize revenue on a gross or net basis based upon our evaluation of whether we obtain control of the specified goods or services by considering if we are primarily responsible for fulfillment of the promise, have inventory risk, and have the latitude in establishing pricing and selecting suppliers, among other factors.

We determined the event creator is the party responsible for fulfilling the promise to the attendee, as the creator is responsible for providing the event for which a ticket is sold, determines the price of the ticket and is responsible for providing a refund if the event is canceled. Our service is to provide a platform for the creator and event attendee to transact and our performance obligation is to facilitate and process that transaction and issue the ticket. The amount that we earn for our services is fixed. For the payment processing service, we determined that we are the principal in providing the service as we responsible for fulfilling the promise to process the payment and we have discretion and latitude in establishing the price of our service. Based on our assessment, we record revenue on a net basis related to our ticketing service and on a gross basis related to our payment processing service. As a result, costs incurred for processing the transactions are included in cost of net revenues in the consolidated statements of operations.

Revenue is presented net of indirect taxes, value-added taxes, creator royalties and reserves for customer refunds, payment chargebacks and estimated uncollectible amounts. If an event is cancelled by a creator, then any obligations to provide refunds to event attendees are the responsibility of that creator.

If a creator is unwilling or unable to fulfill their refund obligations, we may, at our discretion, provide attendee refunds. Revenue is also presented net of the amortization of creator signing fees when applicable. The benefit we receive by securing exclusive ticketing and payment processing rights with certain creators from creator signing fees is inseparable from the customer relationship with the creator and accordingly these fees are recorded as a reduction of revenue in the consolidated statements of operations.

In June 2021, the Company purchased some equipment and furniture as well as a commercial property in the form of a suite at a luxury hotel. The Company is the owner of this suite and entered into a long-term rental agreement with the hotel to manage the property. The Company has use of the suite for 28 calendar days a year and will receive their proportionate income for the other days the suite is being used. The Company recognizes rental revenue for the days in the month the suite is being rented in that month.

Marketing services and other revenues

Marketing services and other revenues are derived principally from the sale of advertisements, classifieds fees, and revenue sharing arrangements. Advertising revenue is derived principally from the sale of online advertisements which are based on “impressions” (i.e., the number of times that an advertisement appears in pages viewed by users of our platforms) or “clicks” (which are generated each time users on our platforms click through our advertisements to an advertiser’s designated website) delivered to advertisers.

The Company uses the output method and apply the practical expedient to recognize advertising revenue in the amount to which they have a right to invoice. For contracts with target advertising commitments with rebates, estimated payout is accounted for as a variable consideration to the extent it is probable that a significant reversal of revenue will not occur.

HUMBL Financial

Revenue was recognized upon transfer of control of services to customers in an amount to which the Company expects to be entitled in exchange for those services. Service subscription revenue is recognized for the month in which services are provided. If a customer pays for an annual subscription, revenue is allocated over the months in the subscription and recognized for each month of the service provided.

In February 2022, the Company elected to suspend offering the BLOCK ETX products pending further legal analysis regarding how to offer the BLOCK ETXs in a fully compliant manner with the evolving laws and regulatory treatment of such novel products. The Company will continue to monitor the regulatory environment with respect to these products. In accordance with ASC 205-20-50-1(a), the timing of the disposal was February 28, 2022.

HUMBL Blockchain Services

The Company disaggregates revenue from contracts with customers into product revenues and services revenues.

Product revenue related contracts with customers begin upon contract inception when a purchase order for a specific customer order of a product to be delivered in the near term. These purchase orders are short-term in nature. Product revenue is recognized at a point in time upon shipment or upon customer receipt of the product, depending on shipping terms. The Company determined that this method best represents the transfer of goods as transfer of control typically occurs upon shipment or upon customer receipt of the product.

Service revenues primarily consist of revenues derived from maintenance support and the use of the Company’s service platforms and application programming interface (“APIs”) on a subscription basis. The Company generates this revenue from fees for maintenance and support, monthly active user fees, SaaS fees, and hosting and storage fees. In most cases, the subscription or transaction arrangement is a single performance obligation comprised of a series of distinct services that are substantially the same and that have the same pattern of transfer (i.e., distinct days of service). The Company applies a time-based measure of progress to the total transaction price, which results in ratable recognition over the term of the contract. The Company determined that this method best represents the transfer of services as the customer obtains equal benefit from the service throughout the service period.

The Company accounts for individual goods and services separately if they are distinct performance obligations, which often requires significant judgment based upon knowledge of the products and/or services, the solution provided and the structure of the sales contract. In SaaS agreements, the Company provides a service to the customer that combines the software functionality, maintenance and hosting into a single performance obligation. In product-related contracts, a purchase order may cover different products, each constituting a separate performance obligation.

Revenue Recognition

The Company accounts for a contract with a customer that is within the scope of this Topic only when the five steps of revenue recognition under ASC 606 are met.

The five core principles will be evaluated for each service provided by the Company and is further supported by applicable guidance in ASC 606 to support the Company’s recognition of revenue.

The Company accounts for revenues based on the verticals in which they were earned. The three principal verticals in which the Company operates today are HUMBL Pay, HUMBL Marketplace, and HUMBL Financial.

HUMBL Pay

The Company is anticipated to earn transaction revenues primarily from fees charged to merchants and consumers on a transaction basis through the Company’s mobile application. These fees may have a fixed and/or variable component. The variable component is generally a percentage of the value of the payment amount and is known at the time the transaction is processed. For a portion of our transactions, the variable component of the fee is eligible for reimbursement when the underlying transaction is approved for a refund. The Company may estimate the amount of fee refunds that will be processed each quarter and record a provision against the net revenues. The volume of activity processed on the platform, which results in transaction revenue, is referred to as Total Payment Volume (“TPV”).

The Company will earn additional fees on transactions where currency conversion is performed, when cross-border transactions are enabled (i.e., transactions where the merchant and consumer are in different countries), to facilitate the instant transfer of funds for customers from their HUMBL account to their debit card or bank account, and other miscellaneous fees. The Company will rely on third party partners to perform all money transmission services.

The Company may earn revenues from other value-added services, which are comprised primarily of revenue earned through partnerships, referral fees, subscription fees, gateway fees, ticketing, peer-to-peer payments and other services that will be provided to merchants and consumers. These contracts typically have one performance obligation which is provided and recognized over the term of the contract.

The transaction price is generally fixed and known at the end of each reporting period; however, for some agreements, it may be necessary to estimate the transaction price using the expected value method. The Company is expected to record revenue earned in revenues from other value-added services on a net basis when they are considered the agent with respect to processing transactions.

HUMBL Marketplace

The Company recognizes revenue when they transfer control of promised goods or services to customers in an amount that reflects the consideration to which is expected to be entitled in exchange for those goods or services. Revenue is recognized net of any taxes collected, which are subsequently remitted to governmental authorities.

Net transaction revenues

The net transaction revenues will primarily include final value fees, feature fees, including fees to promote listings, and listing fees from sellers in our Marketplace. The net transaction revenues will also include store subscription and other fees often from large enterprise sellers. The net transaction revenues are reduced by incentives provided to customers.

The Company has identified one performance obligation to sellers on the Marketplace platform, which is to connect buyers and sellers on the secure and trusted Marketplace platforms. Final value fees are recognized when an item is sold on a Marketplace platform, satisfying this performance obligation. There may be additional services available to Marketplace sellers, mainly to promote or feature listings, that are not distinct within the context of the contract.

Accordingly, fees for these additional services are recognized when the single performance obligation is satisfied. Promoted listing fees are recognized when the item is sold and feature and listing fees are recognized when an item is sold, or when the contract expires.

Further, to drive traffic to the platform, the Company will provide incentives to buyers and sellers in various forms including discounts on fees, discounts on items sold, coupons and rewards. Evaluating whether a promotion or incentive is a payment to a customer may require significant judgment. Promotions and incentives which are consideration payable to a customer are recognized as a reduction of revenue at the later of when revenue is recognized or when the incentive is paid or promise to be paid. Promotions and incentives to most buyers on our Marketplace platforms, to whom there is no performance obligation, are recognized as sales and marketing expense. In addition, there may be credits provided to customers when certain fees are refunded. Credits are accounted for as variable consideration at contract inception when estimating the amount of revenue to be recognized when a performance obligation is satisfied to the extent that it is probable that a significant reversal of revenue will not occur and updated as additional information becomes available.

Ticketing Revenues

The Company with the acquisition of Tickeri and launch of HUMBL Tickets recognizes revenues from their ticketing services primarily from service fees, commissions and payment processing fees charged at the time a ticket for an event is sold. We also derive revenues from providing certain creators with account management services and customer support. Our customers are primarily event creators who use our platform to sell tickets to attendees. Revenue is recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration we receive in exchange for those goods or services. We allocate the transaction price by estimating a standalone selling price for each performance obligation using a cost plus a margin approach. For service fees and payment processing fees, revenue is recognized when the ticket is sold. For account management services and customer support, revenue is recognized over the period from the date of the sale of the ticket to the date of the event.

We evaluate whether it is appropriate to recognize revenue on a gross or net basis based upon our evaluation of whether we obtain control of the specified goods or services by considering if we are primarily responsible for fulfillment of the promise, have inventory risk, and have the latitude in establishing pricing and selecting suppliers, among other factors.

We determined the event creator is the party responsible for fulfilling the promise to the attendee, as the creator is responsible for providing the event for which a ticket is sold, determines the price of the ticket and is responsible for providing a refund if the event is canceled. Our service is to provide a platform for the creator and event attendee to transact and our performance obligation is to facilitate and process that transaction and issue the ticket. The amount that we earn for our services is fixed. For the payment processing service, we determined that we are the principal in providing the service as we responsible for fulfilling the promise to process the payment and we have discretion and latitude in establishing the price of our service. Based on our assessment, we record revenue on a net basis related to our ticketing service and on a gross basis related to our payment processing service. As a result, costs incurred for processing the transactions are included in cost of net revenues in the consolidated statements of operations.

Revenue is presented net of indirect taxes, value-added taxes, creator royalties and reserves for customer refunds, payment chargebacks and estimated uncollectible amounts. If an event is cancelled by a creator, then any obligations to provide refunds to event attendees are the responsibility of that creator.

If a creator is unwilling or unable to fulfill their refund obligations, we may, at our discretion, provide attendee refunds. Revenue is also presented net of the amortization of creator signing fees when applicable. The benefit we receive by securing exclusive ticketing and payment processing rights with certain creators from creator signing fees is inseparable from the customer relationship with the creator and accordingly these fees are recorded as a reduction of revenue in the consolidated statements of operations.

In June 2021, the Company purchased some equipment and furniture as well as a commercial property in the form of a suite at a luxury hotel. The Company is the owner of this suite and entered into a long-term rental agreement with the hotel to manage the property. The Company has use of the suite for 28 calendar days a year and will receive their proportionate income for the other days the suite is being used. The Company recognizes rental revenue for the days in the month the suite is being rented in that month.

Marketing services and other revenues

Marketing services and other revenues are derived principally from the sale of advertisements, classifieds fees, and revenue sharing arrangements. Advertising revenue is derived principally from the sale of online advertisements which are based on “impressions” (i.e., the number of times that an advertisement appears in pages viewed by users of our platforms) or “clicks” (which are generated each time users on our platforms click through our advertisements to an advertiser’s designated website) delivered to advertisers.

The Company uses the output method and apply the practical expedient to recognize advertising revenue in the amount to which they have a right to invoice. For contracts with target advertising commitments with rebates, estimated payout is accounted for as a variable consideration to the extent it is probable that a significant reversal of revenue will not occur.

HUMBL Financial

Revenue is recognized upon transfer of control of services to customers in an amount to which the Company expects to be entitled in exchange for those services. Service subscription revenue is recognized for the month in which services are provided. If a customer pays for an annual subscription, revenue is allocated over the months in the subscription and recognized for each month of the service provided.

Accounts Receivable and Concentration of Credit Risk

Accounts Receivable and Concentration of Credit Risk

An allowance is based on management’s estimate of the overall collectability of accounts receivable, considering historical losses. Based on these same factors, individual accounts are charged off against the allowance when management determines those individual accounts are uncollectible. Credit extended to customers is generally uncollateralized. Past-due status is based on contractual terms. The Company does not charge interest on accounts receivable. As of March 31, 2022 and December 31, 2021, there was no allowance necessary.

Accounts Receivable and Concentration of Credit Risk

An allowance is based on management’s estimate of the overall collectability of accounts receivable, considering historical losses. Based on these same factors, individual accounts are charged off against the allowance when management determines those individual accounts are uncollectible. Credit extended to customers is generally uncollateralized. Past-due status is based on contractual terms. The Company does not charge interest on accounts receivable. As of December 31, 2021 and 2020, there was no allowance necessary.

Income Taxes

Income Taxes

Income taxes are accounted under the asset and liability method. The current charge for income tax expense is calculated in accordance with the relevant tax regulations applicable to the entities. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Differences between statutory tax rates and effective tax rates relate to permanent tax differences.

Income Taxes

Income taxes are accounted under the asset and liability method. The current charge for income tax expense is calculated in accordance with the relevant tax regulations applicable to the entities. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Differences between statutory tax rates and effective tax rates relate to permanent tax differences.

Prior to the merger with the Company, HUMBL LLC was a partnership. All losses generated were passed through to the individual members, and there was no provision for income taxes.

Uncertain Tax Positions

Uncertain Tax Positions

The Company follows ASC 740-10 Accounting for Uncertainty in Income Taxes. This requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. Management evaluates their tax positions on an annual basis.

The Company files income tax returns in the U.S. federal tax jurisdiction and various state tax jurisdictions. The federal and state income tax returns of the Company are subject to examination by the IRS and state taxing authorities, generally for three years after they were filed.

Uncertain Tax Positions

The Company follows ASC 740-10 Accounting for Uncertainty in Income Taxes. This requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. Management evaluates their tax positions on an annual basis.

The Company files income tax returns in the U.S. federal tax jurisdiction and various state tax jurisdictions. The federal and state income tax returns of the Company are subject to examination by the IRS and state taxing authorities, generally for three years after they were filed.

Share-Based Compensation

Share-Based Compensation

The Company follows ASC 718 Compensation – Stock Compensation and has adopted ASU 2017-09 Compensation – Stock Compensation (Topic 718) Scope of Modification Accounting. The Company calculates compensation expense for all awards granted, but not yet vested, based on the grant-date fair values. Share-based compensation expense for all awards granted is based on the grant-date fair values. The Company policy is to recognize these compensation costs, on a pro rata basis over the requisite service period of each vesting tranche of each award for service-based grants, and as the criteria is achieved for performance-based grants, when such grants are made. For stock options and warrants, the Company uses the Black-Scholes model to estimate the value of those grants. The Company has not had any forfeitures of these grants, and these estimates of value will include a percentage of forfeitures when that percentage is able to be estimated.

The Company adopted ASU 2016-09 Improvements to Employee Share-Based Payment Accounting. Cash paid when shares are directly withheld for tax withholding purposes will be classified as a financing activity in the statement of cash flows.

Share-Based Compensation

The Company follows ASC 718 Compensation – Stock Compensation and has adopted ASU 2017-09 Compensation – Stock Compensation (Topic 718) Scope of Modification Accounting. The Company calculates compensation expense for all awards granted, but not yet vested, based on the grant-date fair values. Share-based compensation expense for all awards granted is based on the grant-date fair values. The Company policy is to recognize these compensation costs, on a pro rata basis over the requisite service period of each vesting tranche of each award for service-based grants, and as the criteria is achieved for performance-based grants, when such grants are made. For stock options and warrants, the Company uses the Black-Scholes model to estimate the value of those grants. The Company has not had any forfeitures of these grants, and these estimates of value will include a percentage of forfeitures when that percentage is able to be estimated.

The Company adopted ASU 2016-09 Improvements to Employee Share-Based Payment Accounting. Cash paid when shares are directly withheld for tax withholding purposes will be classified as a financing activity in the statement of cash flows.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825 Financial Instruments requires the Company to disclose estimated fair values for its financial instruments. Fair value estimates, methods, and assumptions are set forth below for the Company’s financial instruments: The carrying amount of cash, accounts receivable, prepaid and other current assets, accounts payable and accrued liabilities, and amounts payable to related parties, approximate fair value because of the short-term maturity of those instruments. The Company does not utilize derivative instruments.

Fair Value of Financial Instruments

ASC 825 Financial Instruments requires the Company to disclose estimated fair values for its financial instruments. Fair value estimates, methods, and assumptions are set forth below for the Company’s financial instruments: The carrying amount of cash, accounts receivable, prepaid and other current assets, accounts payable and accrued liabilities, and amounts payable to related parties, approximate fair value because of the short-term maturity of those instruments. The Company does not utilize derivative instruments.

Leases

Leases

The Company follows ASC 842 Leases in accounting for leased properties, when they exceed a one-year term. When the Company enters into leases with a term in excess of one year, they will recognize a lease liability and right of use asset in accordance with the provisions of ASC 842.

Leases

The Company follows ASC 842 Leases in accounting for leased properties, when they exceed a one-year term. When the Company enters into leases with a term in excess of one year, they will recognize a lease liability and right of use asset in accordance with the provisions of ASC 842.

Earnings (Loss) Per Share of Common Stock

Earnings (Loss) Per Share of Common Stock

Basic net income (loss) per common share is computed using the weighted average number of common shares outstanding. Diluted earnings per share (“EPS”) include additional dilution from common stock equivalents, such as convertible notes, preferred stock, stock issuable pursuant to the exercise of stock options and warrants.

Common stock equivalents are not included in the computation of diluted earnings per share when the Company reports a loss because to do so would be anti-dilutive for periods presented, so only the basic weighted average number of common shares are used in the computations.

Earnings (Loss) Per Share of Common Stock

Basic net income (loss) per common share is computed using the weighted average number of common shares outstanding. Diluted earnings per share (“EPS”) include additional dilution from common stock equivalents, such as convertible notes, preferred stock, stock issuable pursuant to the exercise of stock options and warrants.

Common stock equivalents are not included in the computation of diluted earnings per share when the Company reports a loss because to do so would be anti-dilutive for periods presented, so only the basic weighted average number of common shares are used in the computations.

Derivative Financial Instruments

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. Management evaluates all of the Company’s financial instruments, including convertible notes and warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives.

The Company generally uses a Black-Scholes model, as applicable, to value the derivative instruments at inception and subsequent valuation dates when needed. The classification of derivative instruments, including whether such instruments should be recorded as liabilities, is remeasured at the end of each reporting period.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. Management evaluates all of the Company’s financial instruments, including convertible notes and warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives.

The Company generally uses a Black-Scholes model, as applicable, to value the derivative instruments at inception and subsequent valuation dates when needed. The classification of derivative instruments, including whether such instruments should be recorded as liabilities, is remeasured at the end of each reporting period.

Fair Value Measurements

Fair Value Measurements

ASC 820 Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. ASC 820 classifies these inputs into the following hierarchy:

Level 1 inputs: Quoted prices for identical instruments in active markets.

Level 2 inputs: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 inputs: Instruments with primarily unobservable value drivers.

Fair Value Measurements

ASC 820 Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. ASC 820 classifies these inputs into the following hierarchy:

Level 1 inputs: Quoted prices for identical instruments in active markets.

Level 2 inputs: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 inputs: Instruments with primarily unobservable value drivers.

Segment Reporting

Segment Reporting

The Company follows the provisions of ASC 280-10 Segment Reporting. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making internal operating decisions.

For 2021, the Company established three distinct operating segments: HUMBL Marketplace; HUMBL Pay; and HUMBL Financial. Most of the operations for the year ended December 31, 2021 were conducted in North America. Commencing January 1, 2022, the Company simplified their business model to segment their business into two distinct divisions: Consumer and Commercial. The 2021 segments were all considered part of the consumer division.

All of the Company’s sales are from North America, therefore the Company has determined that segment reporting by geographic location was not necessary. In the future, the Company will continue to monitor their activity by region to determine if it is feasible to report segment information by location.

Segment Reporting

The Company follows the provisions of ASC 280-10 Segment Reporting. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making internal operating decisions.

For the year ended December 31, 2020 the Company and its chief operating decision makers determined that the Company operated in one segment as they were developing their business model. Effective 2021, the Company has established three distinct operating segments: HUMBL Marketplace; HUMBL Pay; and HUMBL Financial. Most of the operations for the year ended December 31, 2021 and 2020, respectively were conducted in North America.

Less than 4% of the Company’s sales were from outside of North America, therefore the Company has determined that segment reporting by geographic location was not necessary. In the future, the Company will continue to monitor their activity by region to determine if it is feasible to report segment information by location.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In August, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40), Accounting for Convertible Instruments and Contract’s in an Entity’s Own Equity. The ASU simplifies accounting for convertible instruments by removing major separation models required under current GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it. The ASU simplifies the diluted net income per share calculation in certain areas.

The ASU is effective for annual and interim periods beginning after December 31, 2021, and early adoption is permitted for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Company does not believe that this new guidance will have a material impact on its financial statements.

On March 31, 2022, the SEC added Staff Accounting Bulletin (“SAB”) No. 121 (“SAB 121”) into Section FF to Topic 5. The interpretations in this SAB express views of the staff regarding the accounting for entities that have obligations to safeguard crypto-assets held for their platform users. In connection with these services, these entities and/or their agents may safeguard the platform users’ crypto-assets and also maintain the cryptographic key information necessary to access the crypto-asset. The obligations associated with these arrangements involve unique risks and uncertainties not present in arrangements to safeguard assets that are not crypto-assets, including technological, legal, and regulatory risks and uncertainties.

These risks can have a significant impact on the entity’s operations and financial condition. The staff believes that the recognition, measurement, and disclosure guidance in this SAB will enhance the information received by investors and other uses of financial statements about these risks, thereby assisting them in making investment and other capital allocation decisions.

This guidance should be applied no later than the financial statements covering the first interim or annual report ending after June 15, 2022, with retroactive application as of the beginning of the fiscal year to which the interim or annual period relates. Upon adoption of this guidance, the Company expects to reflect the asset and liability related to the digital assets held on the Company’s platform of approximately $1,000,000. We do not have any ownership or custody of the digital assets maintained on our platform. We engage the services of Wyre and BitGo to act as the custodians of the digital assets held on our platform.

The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its financial condition, results of operations, cash flows or disclosures.

Recent Accounting Pronouncements

In August, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40), Accounting for Convertible Instruments and Contract’s in an Entity’s Own Equity. The ASU simplifies accounting for convertible instruments by removing major separation models required under current GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it. The ASU simplifies the diluted net income per share calculation in certain areas.

The ASU is effective for annual and interim periods beginning after December 31, 2021, and early adoption is permitted for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Company is currently evaluating the impact that this new guidance will have on its financial statements.

The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its financial condition, results of operations, cash flows or disclosures.

Currency Translation

Currency Translation

Ixaya’s functional currency is the Mexican Peso and its reporting currency is the United States dollar. Transactions denominated in the functional currency are converted into United States dollars using the exchange rate in effect at the date of the transaction or the average rate for the period in the case of revenue and expense transactions. Monetary assets and liabilities are re-valued into the reporting currency at each balance sheet date using the exchange rate in effect at the balance sheet date, with any resulting exchange gains or losses being credited or charged to accumulated other comprehensive income (loss). Non-monetary assets and liabilities are recorded in the reporting currency using the exchange rate in effect at the date of the transaction and are not revalued for subsequent changes in exchange rates.

Digital Assets

Digital Assets

Digital assets, including non-fungible tokens and cryptocurrencies, are included in the consolidated balance sheets. We have ownership of and control over our digital assets and may use third party custodial services to secure them. Digital assets are initially recorded at cost and are subsequently remeasured at cost, net of any impairment losses on our consolidated balance sheets. We assign costs to digital asset transactions on a first-in, first-out basis. Gains or losses are not recorded until realized upon sale(s).

We determine the fair value of our digital assets on a nonrecurring basis, based on quoted prices on the active exchange(s) that we have determined is the principal market for such assets (Level 1 inputs). We perform a quarterly, or more frequent review to identify whether events or changes in circumstances, principally decreases in the quoted prices on active exchanges on any day during the quarter, indicate that it is more likely than not that our digital assets are impaired.

The cost basis of digital assets will not be adjusted upward for subsequent increases in fair value. Such impairment in the value of digital assets is recorded as a component of other operating expenses in our consolidated statements of operations. We recorded an impairment loss of approximately $45,318 related to digital assets during the three months ended March 31, 2022.

Tickeri Inc [Member]
Basis of Presentation		Basis of Presentation The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”).			Basis of Presentation The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”).
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. These estimates include, but are not limited to, management’s estimate of provisions required for permanent and temporary differences related to income taxes, and liabilities to accrue. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. These estimates include, but are not limited to, management’s estimate of provisions required for permanent and temporary differences related to income taxes, and liabilities to accrue. Actual results could differ from those estimates.

Cash		Cash Cash consists of cash and demand deposits with an original maturity of three months or less. The Company holds no cash equivalents as of March 31, 2021 and December 31, 2020, respectively.			Cash Cash consists of cash and demand deposits with an original maturity of three months or less. The Company holds no cash equivalents as of December 31, 2020.
Revenue Recognition

Revenue Recognition

The Company accounts for a contract with a customer that is within the scope of this Topic only when the five steps of revenue recognition under ASC 606 are met.

The five core principles will be evaluated for each service provided by the Company and is further supported by applicable guidance in ASC 606 to support the Company’s recognition of revenue.

Ticketing Revenues

The Company recognizes revenues from their ticketing services primarily from service fees and payment processing fees charged at the time a ticket for an event is sold. We also derive revenues from providing certain creators with account management services and customer support. Our customers are primarily event creators who use our platform to sell tickets to attendees. Revenue is recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration we receive in exchange for those goods or services. We allocate the transaction price by estimating a standalone selling price for each performance obligation using a cost plus a margin approach. For service fees and payment processing fees, revenue is recognized when the ticket is sold. For account management services and customer support, revenue is recognized over the period from the date of the sale of the ticket to the date of the event.

We evaluate whether it is appropriate to recognize revenue on a gross or net basis based upon our evaluation of whether we obtain control of the specified goods or services by considering if we are primarily responsible for fulfillment of the promise, have inventory risk, and have the latitude in establishing pricing and selecting suppliers, among other factors.

We determined the event creator is the party responsible for fulfilling the promise to the attendee, as the creator is responsible for providing the event for which a ticket is sold, determines the price of the ticket and is responsible for providing a refund if the event is canceled. Our service is to provide a platform for the creator and event attendee to transact and our performance obligation is to facilitate and process that transaction and issue the ticket. The amount that we earn for our services is fixed. For the payment processing service, we determined that we are the principal in providing the service as we responsible for fulfilling the promise to process the payment and we have discretion and latitude in establishing the price of our service. Based on our assessment, we record revenue on a net basis related to our ticketing service and on a gross basis related to our payment processing service. As a result, costs incurred for processing the transactions are included in cost of net revenues in the consolidated statements of operations.

Revenue is presented net of indirect taxes, value-added taxes, creator royalties and reserves for customer refunds, payment chargebacks and estimated uncollectible amounts. If an event is cancelled by a creator, then any obligations to provide refunds to event attendees are the responsibility of that creator.

If a creator is unwilling or unable to fulfill their refund obligations, we may, at our discretion, provide attendee refunds. Revenue is also presented net of the amortization of creator signing fees when applicable. The benefit we receive by securing exclusive ticketing and payment processing rights with certain creators from creator signing fees is inseparable from the customer relationship with the creator and accordingly these fees are recorded as a reduction of revenue in the consolidated statements of operations.

Revenue Recognition

The Company accounts for a contract with a customer that is within the scope of this Topic only when the five steps of revenue recognition under ASC 606 are met.

The five core principles will be evaluated for each service provided by the Company and is further supported by applicable guidance in ASC 606 to support the Company’s recognition of revenue.

Ticketing Revenues

The Company recognizes revenues from their ticketing services primarily from service fees and payment processing fees charged at the time a ticket for an event is sold. We also derive revenues from providing certain creators with account management services and customer support. Our customers are primarily event creators who use our platform to sell tickets to attendees. Revenue is recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration we receive in exchange for those goods or services. We allocate the transaction price by estimating a standalone selling price for each performance obligation using a cost plus a margin approach. For service fees and payment processing fees, revenue is recognized when the ticket is sold. For account management services and customer support, revenue is recognized over the period from the date of the sale of the ticket to the date of the event.

We evaluate whether it is appropriate to recognize revenue on a gross or net basis based upon our evaluation of whether we obtain control of the specified goods or services by considering if we are primarily responsible for fulfillment of the promise, have inventory risk, and have the latitude in establishing pricing and selecting suppliers, among other factors.

We determined the event creator is the party responsible for fulfilling the promise to the attendee, as the creator is responsible for providing the event for which a ticket is sold, determines the price of the ticket and is responsible for providing a refund if the event is canceled. Our service is to provide a platform for the creator and event attendee to transact and our performance obligation is to facilitate and process that transaction and issue the ticket. The amount that we earn for our services is fixed. For the payment processing service, we determined that we are the principal in providing the service as we responsible for fulfilling the promise to process the payment and we have discretion and latitude in establishing the price of our service. Based on our assessment, we record revenue on a net basis related to our ticketing service and on a gross basis related to our payment processing service. As a result, costs incurred for processing the transactions are included in cost of net revenues in the consolidated statements of operations.

Revenue is presented net of indirect taxes, value-added taxes, creator royalties and reserves for customer refunds, payment chargebacks and estimated uncollectible amounts. If an event is cancelled by a creator, then any obligations to provide refunds to event attendees are the responsibility of that creator.

If a creator is unwilling or unable to fulfill their refund obligations, we may, at our discretion, provide attendee refunds. Revenue is also presented net of the amortization of creator signing fees when applicable. The benefit we receive by securing exclusive ticketing and payment processing rights with certain creators from creator signing fees is inseparable from the customer relationship with the creator and accordingly these fees are recorded as a reduction of revenue in the consolidated statements of operations.

Accounts Receivable and Concentration of Credit Risk

Accounts Receivable and Concentration of Credit Risk

An allowance is based on management’s estimate of the overall collectability of accounts receivable, considering historical losses. Based on these same factors, individual accounts are charged off against the allowance when management determines those individual accounts are uncollectible. Credit extended to customers is generally uncollateralized. Past-due status is based on contractual terms. The Company does not charge interest on accounts receivable. As of March 31, 2021 and December 31, 2020, there was no allowance necessary.

Accounts Receivable and Concentration of Credit Risk

An allowance is based on management’s estimate of the overall collectability of accounts receivable, considering historical losses. Based on these same factors, individual accounts are charged off against the allowance when management determines those individual accounts are uncollectible. Credit extended to customers is generally uncollateralized. Past-due status is based on contractual terms. The Company does not charge interest on accounts receivable. As of December 31, 2020, there was no allowance necessary.

Income Taxes

Income Taxes

Income taxes are accounted under the asset and liability method. The current charge for income tax expense is calculated in accordance with the relevant tax regulations applicable to the entities. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Differences between statutory tax rates and effective tax rates relate to permanent tax differences.

Income Taxes

Income taxes are accounted under the asset and liability method. The current charge for income tax expense is calculated in accordance with the relevant tax regulations applicable to the entities. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Differences between statutory tax rates and effective tax rates relate to permanent tax differences.

Uncertain Tax Positions

Uncertain Tax Positions

The Company follows ASC 740-10 Accounting for Uncertainty in Income Taxes. This requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. Management evaluates their tax positions on an annual basis.

The Company files income tax returns in the U.S. federal tax jurisdiction and various state tax jurisdictions. The federal and state income tax returns of the Company are subject to examination by the IRS and state taxing authorities, generally for three years after they were filed.

Uncertain Tax Positions

The Company follows ASC 740-10 Accounting for Uncertainty in Income Taxes. This requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. Management evaluates their tax positions on an annual basis.

The Company files income tax returns in the U.S. federal tax jurisdiction and various state tax jurisdictions. The federal and state income tax returns of the Company are subject to examination by the IRS and state taxing authorities, generally for three years after they were filed.

Share-Based Compensation

Share-Based Compensation

The Company follows ASC 718 Compensation – Stock Compensation and has adopted ASU 2017-09 Compensation – Stock Compensation (Topic 718) Scope of Modification Accounting. The Company calculates compensation expense for all awards granted, but not yet vested, based on the grant-date fair values. Share-based compensation expense for all awards granted is based on the grant-date fair values. The Company policy is to recognize these compensation costs, on a pro rata basis over the requisite service period of each vesting tranche of each award for service-based grants, and as the criteria is achieved for performance-based grants, when such grants are made.

The Company adopted ASU 2016-09 Improvements to Employee Share-Based Payment Accounting. Cash paid when shares are directly withheld for tax withholding purposes will be classified as a financing activity in the statement of cash flows.

Share-Based Compensation

The Company follows ASC 718 Compensation – Stock Compensation and has adopted ASU 2017-09 Compensation – Stock Compensation (Topic 718) Scope of Modification Accounting. The Company calculates compensation expense for all awards granted, but not yet vested, based on the grant-date fair values. Share-based compensation expense for all awards granted is based on the grant-date fair values. The Company policy is to recognize these compensation costs, on a pro rata basis over the requisite service period of each vesting tranche of each award for service-based grants, and as the criteria is achieved for performance-based grants, when such grants are made.

The Company adopted ASU 2016-09 Improvements to Employee Share-Based Payment Accounting. Cash paid when shares are directly withheld for tax withholding purposes will be classified as a financing activity in the statement of cash flows.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825 Financial Instruments requires the Company to disclose estimated fair values for its financial instruments. Fair value estimates, methods, and assumptions are set forth below for the Company’s financial instruments: The carrying amount of cash, accounts receivable, prepaid and other current assets, accounts payable and accrued liabilities, and amounts payable to related parties, approximate fair value because of the short-term maturity of those instruments. The Company does not utilize derivative instruments.

Fair Value of Financial Instruments

ASC 825 Financial Instruments requires the Company to disclose estimated fair values for its financial instruments. Fair value estimates, methods, and assumptions are set forth below for the Company’s financial instruments: The carrying amount of cash, accounts receivable, prepaid and other current assets, accounts payable and accrued liabilities, and amounts payable to related parties, approximate fair value because of the short-term maturity of those instruments. The Company does not utilize derivative instruments.

Leases		Leases The Company follows ASC 842 Leases in accounting for leased properties, when they exceed a one-year term.			Leases The Company follows ASC 842 Leases in accounting for leased properties, when they exceed a one-year term.
Fair Value Measurements

Fair Value Measurements

ASC 820 Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. ASC 820 classifies these inputs into the following hierarchy:

Level 1 inputs: Quoted prices for identical instruments in active markets.

Level 2 inputs: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 inputs: Instruments with primarily unobservable value drivers.

Fair Value Measurements

ASC 820 Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. ASC 820 classifies these inputs into the following hierarchy:

Level 1 inputs: Quoted prices for identical instruments in active markets.

Level 2 inputs: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 inputs: Instruments with primarily unobservable value drivers.

Fixed Assets and Long-Lived Assets

Fixed Assets and Long-Lived Assets

ASC 360 requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company has adopted Accounting Standard Update (“ASU”) 2017-04 Intangibles – Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment.

The Company reviews recoverability of long-lived assets on a periodic basis whenever events and changes in circumstances have occurred which may indicate a possible impairment. The assessment for potential impairment is based primarily on the Company’s ability to recover the carrying value of its long-lived assets from expected future cash flows from its operations on an undiscounted basis. If such assets are determined to be impaired, the impairment recognized is the amount by which the carrying value of the assets exceeds the fair value of the assets.

Fixed assets and intangible assets with finite useful lives are stated at cost less accumulated amortization and impairment. Intangible assets with infinite lives, such as digital currency are valued at costs and reviewed for indicators of impairment at least annually, or more depending on circumstances.

The Company assesses the impairment of identifiable intangibles whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Company considers to be important which could trigger an impairment review include the following:

1.	Significant underperformance relative to expected historical or projected future operating results;

2.	Significant changes in the manner of use of the acquired assets or the strategy for the overall business; and

3.	Significant negative industry or economic trends.

When the Company determines that the carrying value of intangibles may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

Fixed Assets and Long-Lived Assets

ASC 360 requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company has adopted Accounting Standard Update (“ASU”) 2017-04 Intangibles – Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment.

The Company reviews recoverability of long-lived assets on a periodic basis whenever events and changes in circumstances have occurred which may indicate a possible impairment. The assessment for potential impairment is based primarily on the Company’s ability to recover the carrying value of its long-lived assets from expected future cash flows from its operations on an undiscounted basis. If such assets are determined to be impaired, the impairment recognized is the amount by which the carrying value of the assets exceeds the fair value of the assets.

Fixed assets and intangible assets with finite useful lives are stated at cost less accumulated amortization and impairment. Intangible assets with infinite lives, such as digital currency are valued at costs and reviewed for indicators of impairment at least annually, or more depending on circumstances.

The Company assesses the impairment of identifiable intangibles whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Company considers to be important which could trigger an impairment review include the following:

1. Significant underperformance relative to expected historical or projected future operating results;

2. Significant changes in the manner of use of the acquired assets or the strategy for the overall business; and

3. Significant negative industry or economic trends.

When the Company determines that the carrying value of intangibles may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

Subsequent Events		Subsequent Events Subsequent events were evaluated through the date the financial statements were filed.			Subsequent Events Subsequent events were evaluated through the date the financial statements were filed.
Vacation and Paid-Time-Off

Vacation and Paid-Time-Off

The Company follows ASC 710-10 Compensation – General. The Company records liabilities and expense when obligations are attributable to services already rendered, will be paid even if an employee is terminated, payment is probable, and the amount can be estimated.

Vacation and Paid-Time-Off

The Company follows ASC 710-10 Compensation – General. The Company records liabilities and expense when obligations are attributable to services already rendered, will be paid even if an employee is terminated, payment is probable, and the amount can be estimated.

Related-Party Transactions

Related-Party Transactions

Parties are considered to be related to the Company if the parties directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal stockholders of the Company, its management, members of the immediate families of principal stockholders of the Company and its management and other parties with which the Company may deal where one-party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all material related-party transactions. All transactions shall be recorded at fair value of the goods or services exchanged.

Related-Party Transactions

Parties are considered to be related to the Company if the parties directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal stockholders of the Company, its management, members of the immediate families of principal stockholders of the Company and its management and other parties with which the Company may deal where one-party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all material related-party transactions. All transactions shall be recorded at fair value of the goods or services exchanged.

Monster Creative LLC [Member]
Basis of Presentation			Basis of Presentation The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”).		Basis of Presentation The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”).
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. These estimates include, but are not limited to, management’s estimate of provisions required for permanent and temporary differences related to income taxes, and liabilities to accrue. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. These estimates include, but are not limited to, management’s estimate of provisions required for permanent and temporary differences related to income taxes, and liabilities to accrue. Actual results could differ from those estimates.

Cash

Cash

Cash consists of cash and demand deposits with an original maturity of three months or less. The Company holds no cash equivalents as of June 30, 2021 and December 31, 2020, respectively. The Company maintains cash balances in excess of the FDIC insured limit at a single bank. The Company does not consider this risk to be material.

Cash

Cash consists of cash and demand deposits with an original maturity of three months or less. The Company holds no cash equivalents as of December 31, 2020 and 2019, respectively. The Company maintains cash balances in excess of the FDIC insured limit at a single bank. The Company does not consider this risk to be material.

Fixed Assets and Long-Lived Assets

Fixed Assets and Long-Lived Assets

ASC 360 requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company has adopted Accounting Standard Update (“ASU”) 2017-04 Intangibles – Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment.

The Company reviews recoverability of long-lived assets on a periodic basis whenever events and changes in circumstances have occurred which may indicate a possible impairment. The assessment for potential impairment is based primarily on the Company’s ability to recover the carrying value of its long-lived assets from expected future cash flows from its operations on an undiscounted basis. If such assets are determined to be impaired, the impairment recognized is the amount by which the carrying value of the assets exceeds the fair value of the assets.

Fixed assets and intangible assets with finite useful lives are stated at cost less accumulated amortization and impairment. Intangible assets with infinite lives, such as digital currency are valued at costs and reviewed for indicators of impairment at least annually, or more depending on circumstances.

The Company assesses the impairment of identifiable intangibles whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Company considers to be important which could trigger an impairment review include the following:

1. Significant underperformance relative to expected historical or projected future operating results;

2. Significant changes in the manner of use of the acquired assets or the strategy for the overall business; and

3. Significant negative industry or economic trends.

When the Company determines that the carrying value of intangibles may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

Fixed Assets and Long-Lived Assets

ASC 360 requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company has adopted Accounting Standard Update (“ASU”) 2017-04 Intangibles – Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment.

The Company reviews recoverability of long-lived assets on a periodic basis whenever events and changes in circumstances have occurred which may indicate a possible impairment. The assessment for potential impairment is based primarily on the Company’s ability to recover the carrying value of its long-lived assets from expected future cash flows from its operations on an undiscounted basis. If such assets are determined to be impaired, the impairment recognized is the amount by which the carrying value of the assets exceeds the fair value of the assets.

Fixed assets and intangible assets with finite useful lives are stated at cost less accumulated amortization and impairment. Intangible assets with infinite lives, such as digital currency are valued at costs and reviewed for indicators of impairment at least annually, or more depending on circumstances.

The Company assesses the impairment of identifiable intangibles whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Company considers to be important which could trigger an impairment review include the following:

1.	Significant underperformance relative to expected historical or projected future operating results;

2.	Significant changes in the manner of use of the acquired assets or the strategy for the overall business; and

3.	Significant negative industry or economic trends.

When the Company determines that the carrying value of intangibles may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

Revenue Recognition

Revenue Recognition

The Company accounts for a contract with a customer that is within the scope of this Topic only when the five steps of revenue recognition under ASC 606 are met.

The five core principles will be evaluated for each service provided by the Company and is further supported by applicable guidance in ASC 606 to support the Company’s recognition of revenue.

Revenue Recognition

The Company accounts for a contract with a customer that is within the scope of this Topic only when the five steps of revenue recognition under ASC 606 are met.

The five core principles will be evaluated for each service provided by the Company and is further supported by applicable guidance in ASC 606 to support the Company’s recognition of revenue.

Accounts Receivable and Concentration of Credit Risk

Accounts Receivable and Concentration of Credit Risk

An allowance is based on management’s estimate of the overall collectability of accounts receivable, considering historical losses. Based on these same factors, individual accounts are charged off against the allowance when management determines those individual accounts are uncollectible. Credit extended to customers is generally uncollateralized. Past-due status is based on contractual terms. The Company does not charge interest on accounts receivable. As of June 30, 2021 and December 31, 2020, there was no allowance necessary.

Income Taxes

Income Taxes

The Company is taxed as a partnership for Federal income tax purposes. Therefore, the Company will record no provision or liability for Federal income tax. Partners are individually taxed on their proportionate share of the Company’s earnings.

Income Taxes

The Company is taxed as a partnership for Federal income tax purposes. Therefore, the Company will record no provision or liability for Federal income tax. Partners are individually taxed on their proportionate share of the Company’s earnings.

Share-Based Compensation

Share-Based Compensation

The Company follows ASC 718 Compensation – Stock Compensation and has adopted ASU 2017-09 Compensation – Stock Compensation (Topic 718) Scope of Modification Accounting. The Company calculates compensation expense for all awards granted, but not yet vested, based on the grant-date fair values. Share-based compensation expense for all awards granted is based on the grant-date fair values. The Company policy is to recognize these compensation costs, on a pro rata basis over the requisite service period of each vesting tranche of each award for service-based grants, and as the criteria is achieved for performance-based grants, when such grants are made.

The Company adopted ASU 2016-09 Improvements to Employee Share-Based Payment Accounting. Cash paid when shares are directly withheld for tax withholding purposes will be classified as a financing activity in the statement of cash flows.

Share-Based Compensation

The Company follows ASC 718 Compensation – Stock Compensation and has adopted ASU 2017-09 Compensation – Stock Compensation (Topic 718) Scope of Modification Accounting. The Company calculates compensation expense for all awards granted, but not yet vested, based on the grant-date fair values. Share-based compensation expense for all awards granted is based on the grant-date fair values. The Company policy is to recognize these compensation costs, on a pro rata basis over the requisite service period of each vesting tranche of each award for service-based grants, and as the criteria is achieved for performance-based grants, when such grants are made.

The Company adopted ASU 2016-09 Improvements to Employee Share-Based Payment Accounting. Cash paid when shares are directly withheld for tax withholding purposes will be classified as a financing activity in the statement of cash flows.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825 Financial Instruments requires the Company to disclose estimated fair values for its financial instruments. Fair value estimates, methods, and assumptions are set forth below for the Company’s financial instruments: The carrying amount of cash, accounts receivable, prepaid and other current assets, accounts payable and accrued liabilities, and amounts payable to related parties, approximate fair value because of the short-term maturity of those instruments. The Company does not utilize derivative instruments.

Fair Value of Financial Instruments

ASC 825 Financial Instruments requires the Company to disclose estimated fair values for its financial instruments. Fair value estimates, methods, and assumptions are set forth below for the Company’s financial instruments: The carrying amount of cash, accounts receivable, prepaid and other current assets, accounts payable and accrued liabilities, and amounts payable to related parties, approximate fair value because of the short-term maturity of those instruments. The Company does not utilize derivative instruments.

Leases			Leases The Company follows ASC 842 Leases in accounting for leased properties, when they exceed a one-year term.		Leases The Company follows ASC 842 Leases in accounting for leased properties, when they exceed a one-year term.
Fair Value Measurements

Fair Value Measurements

ASC 820 Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. ASC 820 classifies these inputs into the following hierarchy:

Level 1 inputs: Quoted prices for identical instruments in active markets.

Level 2 inputs: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 inputs: Instruments with primarily unobservable value drivers.

Fair Value Measurements

ASC 820 Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. ASC 820 classifies these inputs into the following hierarchy:

Level 1 inputs: Quoted prices for identical instruments in active markets.

Level 2 inputs: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 inputs: Instruments with primarily unobservable value drivers.

Subsequent Events			Subsequent Events Subsequent events were evaluated through the date the financial statements were filed.		Subsequent Events Subsequent events were evaluated through the date the financial statements were filed.
Vacation and Paid-Time-Off

Vacation and Paid-Time-Off

The Company follows ASC 710-10 Compensation – General. The Company records liabilities and expense when obligations are attributable to services already rendered, will be paid even if an employee is terminated, payment is probable, and the amount can be estimated.

Vacation and Paid-Time-Off

The Company follows ASC 710-10 Compensation – General. The Company records liabilities and expense when obligations are attributable to services already rendered, will be paid even if an employee is terminated, payment is probable, and the amount can be estimated.

Related-Party Transactions

Related-Party Transactions

Parties are considered to be related to the Company if the parties directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal stockholders of the Company, its management, members of the immediate families of principal stockholders of the Company and its management and other parties with which the Company may deal where one-party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all material related-party transactions. All transactions shall be recorded at fair value of the goods or services exchanged.

Related-Party Transactions

Parties are considered to be related to the Company if the parties directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal stockholders of the Company, its management, members of the immediate families of principal stockholders of the Company and its management and other parties with which the Company may deal where one-party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all material related-party transactions. All transactions shall be recorded at fair value of the goods or services exchanged.

Accounts Receivable and Concentration of Credit Risk

Accounts Receivable and Concentration of Credit Risk

An allowance is based on management’s estimate of the overall collectability of accounts receivable, considering historical losses. Based on these same factors, individual accounts are charged off against the allowance when management determines those individual accounts are uncollectible. Credit extended to customers is generally uncollateralized. Past-due status is based on contractual terms. The Company does not charge interest on accounts receivable. As of December 31, 2020 and 2019, there was no allowance necessary.